Earnings per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [line items]
Antidilutive securities	0		0
Series L share [member]
Earnings per share [line items]
Effect of dilutive potential shares	27,910,000	27,910,000